SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) shares
Significant Accounting Policies 1	90.00%
Significant Accounting Policies 2	$ 97,493
Significant Accounting Policies 3	0
Significant Accounting Policies 4	$ 0
Significant Accounting Policies 5	10.00%
Significant Accounting Policies 6 | shares	0
Significant Accounting Policies 7	0
Significant Accounting Policies 8	964,500
Significant Accounting Policies 9 | shares	2,235,000
Significant Accounting Policies 10	2,426,000
Significant Accounting Policies 11	2,489,000
Significant Accounting Policies 12	$ 468,750
Significant Accounting Policies 13	635,550
Significant Accounting Policies 14	$ 1,106,924